REGISTRATION FILE NO. 333-06071
                                                                      811-04234

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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 -------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|

                         PRE-EFFECTIVE AMENDMENT NO.                 |_|

                       POST-EFFECTIVE AMENDMENT NO. 28               |X|

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         |_|

                              AMENDMENT NO.  26                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                  William Evers
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------


It is proposed that this filing will become effective (check appropriate box)

     |X|    immediately upon filing pursuant to paragraph (b) of Rule 485.

     |_|    on May 1, 2007 pursuant to paragraph (b) of Rule 485.

     |_|    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|    on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

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

                                      NOTE

This Post Effective Amendment No. 28 ("PEA") to the Form N-6 Registration Statement No. 333-06071 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Separate Account MONY America Variable Account L is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

SUPPLEMENT DATED AUGUST 10, 2007
PROSPECTUS DATED MAY 1, 2007 FOR

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE

ISSUED BY:

MONY LIFE INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 8, 2007, subject to regulatory approval, we anticipate making available the following four new subaccounts of MONY America Variable Account L. These subaccounts invest in corresponding portfolios of AXA Premier VIP Trust or EQ Advisors Trust. AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust.

-------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                 Objective
-------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND         To seek a balance of a high current income and capital
                               appreciation, consistent with a prudent level of risk.
-------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.
 VALUE
-------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                 Objective
-------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with
 BOND                          moderate risk to capital.
-------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.
 OPPORTUNITIES
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
AXA Premier VIP Trust          Investment Manager
Portfolio Name                 (or Sub-Adviser(s), as applicable)
-------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND         o BlackRock Financial Management, Inc.
                               o Pacific Investment Management Company LLC
-------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         o AllianceBernstein L.P.
 VALUE
                               o Institutional Capital LLC
                               o MFS Investment Management
-------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager
Portfolio Name                 (or Sub-Adviser(s), as applicable)
-------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   o AllianceBernstein L.P.
 BOND
-------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-------------------------------------------------------------------------------------

B.   PORTFOLIO OPERATING EXPENSES

The following information is added:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired                        Fee       Net Total
                                                                          Fund Fees     Total Annual     Waivers       Annual
                                               Distribution                  and          Expenses       and/or       Expenses
                                    Manage-    and Service                 Expenses       (Before        Expense       (After
                                     ment        (12b-1)         Other   (Underlying      Expense      Reimburse-     Expense
Portfolio Name                       Fees          Fees        Expenses   Portfolios)    Limitations)    ments(1)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond            0.59%            --        0.18%           --       0.77%           (0.02)%      0.75%
Multimanager Large Cap Value      0.88%            --        0.22%           --       1.10%            0.00%       1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
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EQ/AllianceBernstein Quality Bond 0.50%            --        0.14%           --       0.64%              --        0.64%
EQ/JPMorgan Value Opportunities   0.60%            --        0.16%           --       0.76%           (0.06)%      0.70%
------------------------------------------------------------------------------------------------------------------------------------

(1) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion


MNY-VUL-Supp (8/07)                                               139444 (8/07)
                                                                         X01748
    of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
Multimanager Large Cap Value                                    1.06%
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                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 10th day of August, 2007.




                                 MONY America Variable Account L of
                                 MONY Life Insurance Company of America
                                         (Registrant)

                                 By: MONY Life Insurance Company of America
                                         (Depositor)


                                 By: /s/ William Evers
                                    --------------------------------------------
                                    William Evers
                                    Vice President and Counsel
                                    MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 10th day of August, 2007.


                                MONY Life Insurance Company of America
                                       (Depositor)

                                By: /s/ William Evers
                                   --------------------------------------------
                                   William Evers
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins


*By: /s/ William Evers
     ------------------------
     William Evers
     Attorney-in-Fact

August 10, 2007